Settlement Payable	12 Months Ended
Mar. 31, 2017
Predecessor
Settlement Payable

3. SETTLEMENT PAYABLE

On January 20, 2009, the Company received $200,000 in exchange for a promissory note, payable, due July 20, 2009 with interest due monthly at 20% per annum. The note was secured by common stock of the Company and was personally guaranteed by certain officers of the Company. The note contained certain first right of payment should the Company be successful in raising $500,000 to $1,500,000 in a Private Placement Offering before any payments could be distributed from the escrow at the offering. In connection with the issuance of the promissory note payable, the Company issued warrants to purchase its common stock at $2.00 per share for five years. The fair value of the warrants of $101,183, representing debt discount, has been fully amortized.

On August 12, 2013, Evenflow Funding, LLC ("Evenflow") commenced a civil action (the “NJ Action”) against the Company in the Superior Court of New Jersey, Law Division, Monmouth County (the "Court") bearing Docket No.. Mon-L-3105-13 in collection of the above described promissory note issued January 20, 2009 and related accrued interest.

On October 13, 2014, the Company and Evenflow agreed to a settlement and a Stipulation of Settlement (the "Settlement") was filed with the Court, in connection with the NJ Action. Pursuant to the Settlement, the Company agreed to pay to Evenflow a total of $425,000 (the "Settlement Amount") in quarterly payments (the "Quarterly Payments") equal to 10% of the net revenue (revenue less allowances, returns and payments to revenue sharing agreements) of the Company as reported in the Company's periodic reports filed on Form 10-Q or Form 10-K (collectively, the "Periodic Reports") commencing with the Company's December 31, 2014 Periodic Report. The Quarterly Payments are due and payable by the Company on the tenth day following the filing of each Periodic Report. In addition to the Quarterly Payments, the Company agreed to make an initial payment in the amount of $25,000 upon the filing of the Settlement with the Court, as well as a payment in the amount of $25,000 due on the 12 month anniversary of the initial payment. The aggregate total of all payments including the upfront $25,000, the one year anniversary $25,000, and the quarterly payments is to be $425,000.

As of March 31, 2016, the Company reclassified the promissory note and accrued interest to settlement payable. No material gain or loss was recorded in connection with the settlement. The unpaid balance as of March 31, 2017 and  2016 was $344,392.  As of March 31, 2017 the Company was in default on this liability, however, in conjunction with the Wealth Generators reverse-merger, effective April 1, 2017, this liability was assigned and assumed by Alpha Pro Asset Management Group, LLC, an entity associated with the former management of the Company (see Note 13).